Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/06

Check here if Amendment [x ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [x ] includes the cover page.

Institutional Investment Manager Filing this Report:

"Name:     RockView Management, LLC"
Address:  900 Third Avenue
"          New York, NY 10022"

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peyton F. Carter
Title: Chief Compliance Officer
Phone: 212-821-8705

"Signature, Place, and Date of Signing:"
"Peyton Carter               New York, NY                 08/19/08"
"[Signature]                      [City, State]              [Date]"

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ]    13F NOTICE. (Check here if no holdings reported are in this
"       report, and all holdings are reported by other reporting"
       manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
"[If there are no entries in this list, omit this section.]"

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 122
"Form 13F Information Table Value Total: $ 187,641 (thousands)"
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

"[If there are no entries in this list, state ""NONE"" and omit the" column headings and list entries.]

No.             Form 13F File Number            Name

None

FORM 13F INFORMATION TABLE

ITEM 1:	ITEM 2:	ITEM 3:	 ITEM 4: 	 ITEM 5: 	ITEM 6:	ITEM 7:	ITEM 8:
NAME OF	TITLE OF	CUSIP	 MARKET  	 AMOUNT OF 	INVESTMENT 	MGRS	VOTING
ISSUER	CLASS	NUMBER	 VALUE 	 SECURITY 	DISCRETION		AUTHORITY
			 (000) 	 (SHARES) 	(A)		(A)
ACQUICOR TECHNOLOGY INC		00489A107 	 810 	" 150,000 "	SOLE		SOLE
ADVANCED DIGITAL INFORMATION CORP		007525108 	" 1,407 "	" 119,520 "	SOLE		SOLE
"AMERICAN RETIREMENT CORP, BRENTWOOD, TN CMN"		028913101 	" 1,802 "	" 55,000 "	SOLE		SOLE
AMEROSSI  INTL GRP INC CMN		03076L106 	 13 	" 3,333,332 "	SOLE		SOLE
AMR CORP-DEL		001765106 	" 1,731 "	" 68,100 "	SOLE		SOLE
ANDRX GROUP CMN		034553107 	" 3,015 "	" 130,000 "	SOLE		SOLE
"AQUILA, INC. CMN"		03840P102 	" 2,106 "	" 500,200 "	SOLE		SOLE
ARCELOR ORD CMN		9EQ05MWJ4 	" 1,887 "	" 50,000 "	SOLE		SOLE
BLACKOUT MEDIA CORP CMN		09250L101 	 17 	" 19,000,000 "	SOLE		SOLE
BLOCKBUSTER INC               7.5% PERP PFD CONV SER A		093679504 	 544 	 500 	SOLE		SOLE
BOMBARDIER INC-CL B SUB-VTG		097751200 	 418 	" 150,000 "	SOLE		SOLE
CALL/BOL(BOLAJ)        @ 50    EXP01/20/2007		0710019AJ 	 180 	 350 	SOLE		SOLE
CALL/BOL(YHUAJ)        @ 50    EXP01/19/2008		0710009AJ 	 87 	 100 	SOLE		SOLE
CALL/OSI(OSIHH)        @ 40    EXP08/19/2006		6890009HH 	 6 	 250 	SOLE		SOLE
CALL/OSI(OSIKH)        @ 40    EXP11/18/2006		6890009KH 	 4 	 45 	SOLE		SOLE
CARRAMERICA REALTY CORPORATION CMN		144418100 	" 3,577 "	" 80,300 "	SOLE		SOLE
"CENTRAL FREIGHT LINES, INC. CMN"		153491105 	 850 	" 422,763 "	SOLE		SOLE
COMMERCIAL CAP BANCORP INC CMN		20162L105 	" 3,150 "	" 200,000 "	SOLE		SOLE
CONSTELLATION ENERGY GROUP CMN		210371100 	" 1,090 "	" 20,000 "	SOLE		SOLE
CORTS TR U S WEST             COMMUNICATIONS DEBS CORP BKD  TR SECS CTFS PFD 7.5%		22081G209 	" 2,077 "	" 86,200 "	SOLE		SOLE
DELPHI CORP                   (FORMERLY DELPHI AUTOMOTIVE   SYSTEMS CORP)		247126105	 59 	" 34,850 "	SOLE		SOLE
DOBSON COMMUNICATIONS CORP    CL A		256069105	 166 	" 21,515 "	SOLE		SOLE
EMBRATEL PARTICIPACOES S A ADR PFD		29081N209 	" 1,714 "	" 110,000 "	SOLE		SOLE
EMPIRE RESORTS INC            CONV SR NT                           5.50000000%    07/31/14		292052AB3	 761 	" 900,000 "	SOLE		SOLE
ENDEAVOR ACQUISITION CORP		292577103 	 179 	" 25,000 "	SOLE		SOLE
ENDESA SA EUR1.20 CMN		292991767 	" 2,311 "	" 85,000 "	SOLE		SOLE
FAIRFAX FINANCIAL HLDGS LTD 5% 07/15/2023 SER: B CONV JJ		303901AL6	" 1,230 "	" 1,400,000 "	SOLE		SOLE
FAIRFAX FINANCIAL HOLDINGS LTDSENIOR DEBENTURE CONV 5% 07/15/23		303901AL6	" 3,888 "	" 4,425,000 "	SOLE		SOLE
FALCONBRIDGE LIMITED CMN		306104100 	" 2,114 "	" 40,000 "	SOLE		SOLE
FEDERAL SERVICES ACQUISITION  CORP		313833105 	" 1,255 "	" 233,333 "	SOLE		SOLE
FISHER SCIENTIFIC INTL INC CMN		338032204 	" 1,461 "	" 20,000 "	SOLE		SOLE
FORTESCUE METALS GROUP LIMITED ORDINARY FULLY PAID		9HH01G0R1 	" 3,439 "	" 362,000 "	SOLE		SOLE
GAZPROM ADR EACH REPR 10 ORD RUR10		368287207 	" 1,496 "	" 35,000 "	SOLE		SOLE
GENCORP CONV SUB NOTE 4%    01/16/24		368682AJ9	" 1,151 "	" 1,000,000 "	SOLE		SOLE
GENERAL MOTORS CORP           CONV SR DEB CL A              DUE 03/06/2032		370442741	 76 	" 3,100 "	SOLE		SOLE
GENERAL MOTORS CORPORATION EXCH PFD 6.2500 07/15/2033 -		370442717	" 1,523 "	" 75,000 "	SOLE		SOLE
GLOBAL CROSSING LTD        NEW		G3921A175 	 36 	" 2,000 "	SOLE		SOLE
GRUPO MEXICO S.A DE C.V CMN  CLASS B		9EQ01HQH0 	" 19,398 "	" 600,000 "	SOLE		SOLE
GTECH HOLDINGS CORPORATION CMN		400518106 	" 4,174 "	" 120,000 "	SOLE		SOLE
HORIZON OFFSHORE INC          NEW		44043J204 	" 1,048 "	" 50,000 "	SOLE		SOLE
IDENTIX INC CMN		451906101 	" 4,802 "	" 687,041 "	SOLE		SOLE
INCO LIMITED CMN		453258402 	" 2,076 "	" 31,500 "	SOLE		SOLE
INTEGRATED ELECTRICAL         SERVICES INC		45811E301 	 679 	" 38,871 "	SOLE		SOLE
INTEL JR SUB CONV DEB 144A 2.95%  12/15/35		458140AC4	" 5,048 "	" 6,000,000 "	SOLE		SOLE
INTEL CORP JR SUB DB CV 35           2.95000000%    12/15/35		458140AD2	 841 	" 1,000,000 "	SOLE		SOLE
INTER TEL INC CMN		458372109 	" 1,685 "	" 80,000 "	SOLE		SOLE
INTERNET CAPITAL GROUP INC    COM NEW		46059C205 	 180 	" 20,000 "	SOLE		SOLE
INTERSTATE BAKERIES CORP-DEL  NEW		46072H108 	 350 	" 50,000 "	SOLE		SOLE
INVESTCOM LLC SPONSORED GDR CMN REG S		46130T102 	" 2,014 "	" 105,000 "	SOLE		SOLE
JAMESON INNS INC CMN		470457102 	" 1,095 "	" 375,000 "	SOLE		SOLE
JDS UNIPHASE CONV SENIOR NOTE 0%  11/15/10		46612JAB7	" 4,556 "	" 5,000,000 "	SOLE		SOLE
JDS UNIPHASE CORP             SR NT CONV                           1.00000000%    05/15/26		46612JAC5	 93 	" 100,000 "	SOLE		SOLE
JDS UNIPHASE CORPORATION CMN		46612J101 	 89 	" 35,000 "	SOLE		SOLE
JETBLUE AIRWAYS CORP		477143101 	 559 	" 46,025 "	SOLE		SOLE
"JONES APPAREL GROUP, INC. CMN"		480074103 	" 2,324 "	" 73,100 "	SOLE		SOLE
KERR-MCGEE CORPORATION CMN		492386107 	" 2,081 "	" 30,000 "	SOLE		SOLE
KERZNER INTERNATIONAL LTD CMN		P6065Y107 	" 4,757 "	" 60,000 "	SOLE		SOLE
KEY ENERGY SERVICES INC CMN		492914106 	" 1,296 "	" 85,000 "	SOLE		SOLE
KEYSPAN CORPORATION CMN		49337W100	" 1,818 "	" 45,000 "	SOLE		SOLE
KINDER MORGAN INC KANS CMN		49455P101 	 999 	" 10,000 "	SOLE		SOLE
LEVEL 3 COMMUNICATIONS INC    CONV SR NT 144A 5.25%    12/15/11		52729NBC3	" 3,472 "	" 2,750,000 "	SOLE		SOLE
LEVEL 3 COMMUNICATIONS SR CONV NOTE 2.875%    07/15/10		52729NBA7	" 2,941 "	" 3,250,000 "	SOLE		SOLE
LORAL SPACE AND COMMUNICATIONSINC		543881106 	 819 	" 28,865 "	SOLE		SOLE
M T R GAMING GROUP INC CMN		553769100 	" 1,688 "	" 179,943 "	SOLE		SOLE
MC CLATCHY COMPANY (HLDG CO) CLASS A COMMON STOCK		579489105 	" 1,879 "	" 46,829 "	SOLE		SOLE
MERCURY INTERACTIVE SUB NT CONV  4.75%  07/01/07		589405AB5	" 2,985 "	" 3,000,000 "	SOLE		SOLE
METLIFE INC                   COM EQUITY UNIT 6.375%		59156R702 	 634 	" 23,000 "	SOLE		SOLE
MFS TECHNOLOGY LTD CMN		9HH00FC34 	" 1,140 "	" 1,000,000 "	SOLE		SOLE
MICROSOFT CORPORATION CMN		594918104 	 466 	" 20,000 "	SOLE		SOLE
MILLICOM INTL CELLULAR S.A. CMN		L6388F110 	" 3,377 "	" 74,333 "	SOLE		SOLE
MIRANT CORP                   NEW		60467R100 	 14 	 514 	SOLE		SOLE
MITTAL STEEL COMPANY N.V. CMN		9EQ0W4O04 	 150 	" 6,200 "	SOLE		SOLE
MOSSIMO INC CMN		619696107 	" 2,874 "	" 361,476 "	SOLE		SOLE
MTN GROUP LTD MTN GROUP LTD		554991828	 50 	 950 	SOLE		SOLE
MUZAK LIMITED PARTNERSHIP 10.0% 02/15/2009 USD		62844KAH8 	" 5,040 "	" 6,000,000 "	SOLE		SOLE
NCO GROUP INC CMN		628858102 	 952 	" 36,014 "	SOLE		SOLE
NIKO RESOURCES CMN		653905109 	" 2,402 "	" 38,100 "	SOLE		SOLE
NORTHERN OFFSHORE LTD CMN		G6635W102 	 345 	" 115,000 "	SOLE		SOLE
NRG ENERGY INC                NEW		629377508	 183 	" 3,800 "	SOLE		SOLE
ORBIMAGE INC		68555Y101 	" 1,326 "	" 84,217 "	SOLE		SOLE
PARMALAT S P A             144A SPONSORED GDR		70175R102 	" 1,050 "	" 349,530 "	SOLE		SOLE
PORTLAND GENERAL ELECTRIC CO  NEW		736508847 	 108 	" 4,338 "	SOLE		SOLE
PRICE COMMUNICATIONS CORP NEW CMN		741437305 	" 2,426 "	" 143,100 "	SOLE		SOLE
PUT  GENERAL MTRS JAN 010 ****LONG TERM OPTIONS EXP 01/20/07		3704428MB 	 8 	 400 	SOLE		SOLE
PUT  GENERAL MTRS JAN 020 ****LONG TERM OPTIONS EXP 01/20/07		3704428MD 	 7 	 50 	SOLE		SOLE
PUT  GENERAL MTRS JAN 025 ****LONG TERM OPTIONS EXP 01/20/07		3704428ME 	 10 	 35 	SOLE		SOLE
PUT  GENERAL MTRS JAN 030 ****LONG TERM OPTIONS EXP 01/20/07		3704428MF 	 154 	 320 	SOLE		SOLE
PUT  GENERAL MTRS JAN7.500****LONG TERM OPTIONS EXP 01/20/07		3704428MR 	 8 	 500 	SOLE		SOLE
PUT  LEAR CORP    JAN 010 AMEXLONG TERM OPTIONS EXP 01/20/07		5218658MB 	 39 	 875 	SOLE		SOLE
PUT/MDY(DIXUT)         @ 124   EXP09/16/2006		5950009UT 	 18 	 200 	SOLE		SOLE
"PUT/SPX(SZPUE)         @ 1,225 EXP09/16/2006"		6480009UE 	 69 	 50 	SOLE		SOLE
PUT/SPY(SPYUM)         @ 117   EXP09/16/2006		7840039UM 	 47 	 700 	SOLE		SOLE
PUT/SPY(SPYUY)         @ 129   EXP09/16/2006		7840029UY 	 165 	 500 	SOLE		SOLE
RADIOSHACK CORP		750438103 	 280 	" 20,000 "	SOLE		SOLE
REMEC INC                     NEW		759543200	 943 	" 864,963 "	SOLE		SOLE
SCHERING AG ORD NPV		806585105 	" 1,780 "	" 20,000 "	SOLE		SOLE
SINCLAIR BROADCAST CONV SENIOR SUB NOTE 4.875% TO 1/11 THEREAFTER 2% 4.875% 07/15/18		829226AU3	" 2,603 "	" 3,000,000 "	SOLE		SOLE
SINCLAIR BROADCAST GROUP INC  CONV SUB DEB                         6.00000000%    09/15/12		829226AV1	 101 	" 117,000 "	SOLE		SOLE
SOVEREIGN CAP TR IV 4.375%    CONTINGENT CONV TR PFD INC EQISECS PIERS DUE 03/01/2034		846048205	" 3,168 "	" 70,000 "	SOLE		SOLE
SPANSION 000 2.25% 06/15/16SR SUB DEB EXCHANGEABLE CONV  144A		84649RAA9	" 1,489 "	" 1,400,000 "	SOLE		SOLE
"SSA GLOBAL TECHNOLOGIES, INC. CMN"		78465P108 	 586 	" 30,220 "	SOLE		SOLE
TECK COMINCO LIMITED CMN  CLASS B		878742204	 37 	 620 	SOLE		SOLE
TITAN INTERNATIONAL INC (NEW) CMN		88830M102 	" 2,230 "	" 119,200 "	SOLE		SOLE
TRANSWITCH CORP		894065101	 97 	" 46,021 "	SOLE		SOLE
TRANSWITCH CONV NOTE 5.45%  09/30/07		894065AC5	" 2,178 "	" 5,650,000 "	SOLE		SOLE
"TRIZEC PROPERTIES, INC. CMN"		89687P107 	 716 	" 25,000 "	SOLE		SOLE
TRM CORPORATION CMN		872636105 	" 3,188 "	" 460,051 "	SOLE		SOLE
TRUMP ENTERTAINMENT RESORTS   INC		89816T103 	 7 	 324 	SOLE		SOLE
UBIQUITEL INC CMN		903474302 	" 2,068 "	" 200,000 "	SOLE		SOLE
"UNIVISION COMMUNICATIONS, INC. CLASS A"		914906102 	" 3,434 "	" 102,500 "	SOLE		SOLE
USG CORP NEW		903293405	 365 	" 5,000 "	SOLE		SOLE
UTS COMMUNITY BANKERS         ACQUISITON CORPORATION        UNIT 1 COM & WT EXP		20361R200	 785 	" 100,000 "	SOLE		SOLE
UTS GLOBAL SERVICES PARTNERS  ACQUISITION CORP UNITS A		37946Y203 	 44 	" 5,000 "	SOLE		SOLE
UTS GLOBAL SERVICES PARTNERS  ACQUISITION CORP UNITS B		37946Y302 	 308 	" 30,000 "	SOLE		SOLE
UTS ORACLE HEALTHCARE         ACQUISITION CORP UNIT 1 COM & 1 WT EXP		68402M201 	" 1,229 "	" 148,125 "	SOLE		SOLE
UTS STONE ARCADE ACQUISITION  CORP UNIT 1 COM & 2 WT EXP    8/15/2009		861575207 	 384 	" 60,000 "	SOLE		SOLE
VECTOR GROUP CONV SR NT CONV 5%    11/15/11		92240MAE8	" 1,125 "	" 1,000,000 "	SOLE		SOLE
VECTOR GROUP CONV SUB NOTES 6.25%  07/15/08		92240MAC2	" 4,326 "	" 4,326,000 "	SOLE		SOLE
VECTOR GROUP LTD VAR INT SR DEB CONV 144A 3.875%  06/15/26		92240MAJ7	" 4,624 "	" 4,500,000 "	SOLE		SOLE
VECTOR GROUP LTD 5.00000000 11/15/2011 CONV FMAN		92240MAE8 	" 2,813 "	" 2,500,000 "	SOLE		SOLE
WTS ACQUICOR TECHNOLOGY INC   WTS ON SHS		025851528 	 196 	" 400,000 "	SOLE		SOLE
WTS FEDERAL SERVICES          ACQUISITION CORPORATION       WARRANTS		313833113 	 103 	" 233,333 "	SOLE		SOLE